Other Current Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Other Current assets (Abstract)
Inventories	$ 5,223	$ 10,706
Deferred mobilization expenses	54,941	38,052
Prepayments and advances	12,643	11,521
Loss of hire proceeds (Note 14)	24,640	0
Refundable import taxes	37,484	0
Other	8,033	4,969
Balance at end of year/period	$ 142,964	$ 65,248